Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) € in Millions	Dec. 31, 2019 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 983
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 926
Percentage of possible increase in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 1,045
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Telefónica Brazil | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 983
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 1,064
Percentage of possible increase in actuarial assumption	1.00%
Telefónica Brazil | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 918
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 537
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	515
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	560
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	537
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	537
Telefónica Brazil | Pension plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	537
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	446
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	411
Telefónica Brazil | Health plans | Foreign defined benefit plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	485
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	446
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	527
Telefónica Brazil | Health plans | Foreign defined benefit plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 381